Schedule of Fair Value Assets and Liabilities Measured on Recurring Basis (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Sep. 30, 2025	Dec. 31, 2024	Sep. 30, 2024	Sep. 30, 2023
Fair Value, off-Balance-Sheet Risks, Disclosure Information [Line Items]
Total	$ 550
Earnout Liability [Member]
Fair Value, off-Balance-Sheet Risks, Disclosure Information [Line Items]
Total	280	$ 1,240	$ 3,620	$ 1,680
Liability Classified Warrants [Member]
Fair Value, off-Balance-Sheet Risks, Disclosure Information [Line Items]
Total	270	$ 6,859	$ 4,797	$ 2,139
Fair Value, Inputs, Level 1 [Member]
Fair Value, off-Balance-Sheet Risks, Disclosure Information [Line Items]
Total
Fair Value, Inputs, Level 1 [Member] | Earnout Liability [Member]
Fair Value, off-Balance-Sheet Risks, Disclosure Information [Line Items]
Total
Fair Value, Inputs, Level 1 [Member] | Liability Classified Warrants [Member]
Fair Value, off-Balance-Sheet Risks, Disclosure Information [Line Items]
Total
Fair Value, Inputs, Level 2 [Member]
Fair Value, off-Balance-Sheet Risks, Disclosure Information [Line Items]
Total
Fair Value, Inputs, Level 2 [Member] | Earnout Liability [Member]
Fair Value, off-Balance-Sheet Risks, Disclosure Information [Line Items]
Total
Fair Value, Inputs, Level 2 [Member] | Liability Classified Warrants [Member]
Fair Value, off-Balance-Sheet Risks, Disclosure Information [Line Items]
Total
Fair Value, Inputs, Level 3 [Member]
Fair Value, off-Balance-Sheet Risks, Disclosure Information [Line Items]
Total	550
Fair Value, Inputs, Level 3 [Member] | Earnout Liability [Member]
Fair Value, off-Balance-Sheet Risks, Disclosure Information [Line Items]
Total	280
Fair Value, Inputs, Level 3 [Member] | Liability Classified Warrants [Member]
Fair Value, off-Balance-Sheet Risks, Disclosure Information [Line Items]
Total	$ 270